UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2009

Retirement Strategies Portfolios
Retirement Strategy 2010 Portfolio
Retirement Strategy 2015 Portfolio
Retirement Strategy 2020 Portfolio
Retirement Strategy 2030 Portfolio
Retirement Strategy 2040 Portfolio
Retirement Strategy 2050 Portfolio

Goldman Sachs Retirement Strategies Portfolios

■	GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

■	GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

■	GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

■	GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

■	GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

■	GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1
Investment Process	2
Letters to Shareholders	3
Schedules of Investments	18
Financial Statements	24
Notes to Financial Statements	30
Financial Highlights	40
Other Information	52

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Principal Investment Strategies and Risks

The Retirement Strategies Portfolios are expected to invest all of their assets in a combination of affiliated underlying equity and fixed income funds. Because the Portfolios are subject to the underlying fund expenses as well as their own expenses, the cost of this type of investment may be higher than a mutual fund that only invests in stocks and bonds. The risk factors to which the Portfolios are subject are proportionate to the amount of assets they allocate to each underlying fund. As the Portfolios are further away from their target date, the Portfolios will have a higher allocation to equity investments and will therefore have greater risk exposure to those risks associated with equity investments. As the Portfolios approach their individual target date, their asset allocations will shift so that they invest a greater percentage of their assets in underlying fixed income funds. The Portfolios will then be susceptible to the risks associated with fixed income investments.

Some of the risk factors associated with many of the underlying equity funds include the volatility of U.S. and non-U.S. equity investments (including REITs); the illiquidity associated with investments in small-capitalization companies; and the political, economic and currency risks of non-U.S. securities, which are particularly significant with respect to equities of issuers located in emerging markets. Some of the risk factors associated with many of the underlying fixed income funds include prepayment, credit and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the credit risk and volatility of high yield bonds; the volatility of investments in commodities; the political, economic and currency risks of non-U.S. securities, which are particularly significant with respect to issuers located in emerging markets; and financial risks associated with derivative investments.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

What Differentiates Goldman Sachs’
Approach to Retirement Strategies?

We believe that strong, consistent investment results through asset allocation are best achieved through teams of experts working together on a global scale.

EACH GOLDMAN SACHS RETIREMENT STRATEGY DELIVERS:

 ■ Comprehensive investment strategies that will automatically adjust over time based on the number of years that remain until the target date

 ■ Automatic diversification and risk management benefits

 ■ Forward-looking, quarterly tactical reallocation

 ■ Simplicity and efficiency

 ■ Goldman Sachs’ Quantitative Investment Strategies Team determines the strategic and quarterly tactical asset allocations. The team is comprised of over 115 professionals with significant academic and practitioner experience.

 ■ Goldman Sachs’ Portfolio Management Teams offer expert management of the mutual funds that are contained within each Retirement Strategy. These same teams manage portfolios for institutional and high net worth investors.

Goldman Sachs Asset Allocation Investment Process

Quantitative Investment Strategies Team
Each Retirement Strategy Portfolio represents a diversified global portfolio on the efficient frontier. Aimed at helping investors reach their retirement goals, each Portfolio is designed to invest within a specified equity and fixed income range, becoming more conservative as the Portfolio reaches its target date. The long-term strategic asset allocation is the primary source of risk and the corresponding primary determinant of total return. It therefore represents an anchor, or neutral starting point, from which tactical asset allocation decisions are made.

Quantitative Investment Strategies Team
For each Portfolio, the strategic asset allocation is combined with a measured amount of tactical risk. Changing market conditions create opportunities to capitalize on investing in different countries and asset classes relative to others over time. Within each Portfolio, we shift assets away from the strategic allocation (over and underweighting certain asset classes and countries) to seek to benefit from changing conditions in global capital markets.

Using proprietary portfolio construction models to maintain each Portfolio’s original risk/return profile over time, the team makes eight active decisions based on its current outlook on global equity, fixed income and currency markets.

■ Asset class selection	Are stocks, bonds or cash more attractive?
■ Regional equity selection	Are U.S. or non-U.S. equities more attractive?
■ Regional bond selection	Are U.S. or non-U.S. bonds more attractive?
■ U.S. equity style selection	Are U.S. value or U.S. growth equities more attractive?
■ U.S. equity size selection	Are U.S. large-cap or U.S. small-cap equities more attractive?
■ Equity country selection	Which international countries are more attractive?
■ High yield selection	Are high yield or core fixed income securities more attractive?
■ Emerging/developed equity selection	Are emerging or developed equities more attractive?

Mutual Fund Portfolio Management Teams
Each Portfolio is comprised of underlying Goldman Sachs Mutual Funds managed by broad, deep portfolio management teams. In addition to global tactical asset allocation, we seek to generate excess returns through security selection within each underlying mutual fund. Whether in the equity or fixed income arenas, these portfolio management teams share a commitment to firsthand fundamental research and seek performance, driven by successful security selection.

PORTFOLIO RESULTS

Retirement Strategies Portfolios

Dear Shareholder,

This report provides an overview of performance for the Goldman Sachs Retirement Strategies Portfolios (individually, the “Portfolio,” and collectively, the “Portfolios”) during the six-month reporting period that ended February 28, 2009. Our portfolio management team has managed assets through multiple market cycles and changing risk environments. We remain focused on the Portfolios’ investment philosophy, investment process and objective.

Asset Allocation

Overall, the various Portfolios invest their assets in a strategic mix of underlying equity and fixed income funds. The target equity and fixed income allocation percentages for each Portfolio will change gradually over time based upon the number of years that remain until the target date of the Portfolio. Each Portfolio’s asset allocation will become more conservative (i.e., the Portfolio’s allocation to fixed income investments will increase) as the Portfolio approaches its target date.

Every June, we reset our strategic benchmarks to reflect current market expectations and to bring the total equity portion of the various Portfolios in-line with our long-term target weights. During the remainder of the year, we allow these strategic targets to shift based upon their respective market returns but we continue to adjust our tactical allocations to reflect our views. We adjust the overall asset allocation each quarter based on current market conditions and our economic and market forecasts. By rebalancing the Portfolios on a quarterly basis, we seek to enhance performance over the long term.

Regional and Sector Preferences

■	Asset Class Selection — Since the inception of the Portfolios, our quantitative models have generally shown preference for international assets, and in fact, we consistently favored foreign stocks over U.S. stocks during the six-month period ended February 28, 2009. While we also had a modestly positive view on international bonds over U.S. bonds for the fourth quarter of 2008, we reversed our view in the first quarter of 2009, when we maintained a slight overweight in U.S. bonds.

Our asset class timing decision, which positions our exposure to stocks, bonds and cash, was one of our most significant tactical decisions. Since the Portfolios’ inception, we have held a positive view on stocks relative to bonds. During the reporting period, we also overweighted emerging equity markets versus developed equity markets because of what we believed to be emerging markets’ increasingly attractive risk premiums.

In our equity style and size allocation models, we had a small bias toward U.S. growth stocks through the end of 2008 given increasingly attractive risk premiums in the wake of elevated market volatility and distress. As value stocks became relatively inexpensive in early 2009, however, we became style neutral as our favorable views on growth and value offset each other. Throughout the six-month reporting period, we found small-cap stocks increasingly attractive, as they grew relatively inexpensive in comparison with large cap stocks, and we believed that they offered attractive compensation for risk.

PORTFOLIO RESULTS

In the fixed income sector, we favored high yield bonds relative to investment grade bonds in the fourth quarter of 2008 as the return spread between equity and fixed income increased, suggesting high yield bonds could outperform in the near term. Although spreads continued to widen between equity and fixed income yields, we adopted a neutral position on high yield relative to investment grade bonds in the first quarter of 2009 primarily due to extremely poor short-term performance in the high yield market.

■	Equities — For the reporting period, we held a moderate overweight in international equities relative to U.S. equities as we believed that international equity markets offered more attractive compensation for risk. In addition, we viewed international equity as relatively inexpensive when compared to domestic equity.

We also implemented our country level views within the Goldman Sachs Structured International Equity Fund, which serves as an underlying fund to the Portfolios. Europe remained one of our preferred global regions primarily because we considered its countries to be excellent sources of value. We were consistently less positive on Asia given its expensive valuations and, in 2009, low risk premiums.

■	Fixed Income — We preferred international fixed income over U.S. fixed income through the fourth quarter of 2008, after which we took a modestly overweight position in U.S. fixed income during the first quarter of 2009. We were overweight international fixed income as foreign risk premiums and macroeconomic conditions appeared favorable for the international debt markets; the level of real yield (inflation-adjusted return) offered in the U.S. remained unattractive relative to foreign bond issues. By the first quarter of 2009, as U.S. macroeconomic conditions appeared more favorable, we became slightly positive on U.S. fixed income relative to international fixed income.

Performance

The performance of your Portfolio is driven primarily by three factors: 1) strategic asset allocation policy, 2) underlying fund performance, and 3) asset allocation decisions.

1.	CONTRIBUTION OF STRATEGIC ASSET ALLOCATION POLICY

Equity markets were generally down over the six-month reporting period, driving the negative performance of the Retirement Strategies Portfolios. The Portfolios were also hurt by their exposure to commodities and emerging markets.

2.	CONTRIBUTION OF UNDERLYING FUND PERFORMANCE

The second component of the Portfolios’ performance is the contribution from our underlying fund managers. Overall, underlying fund security selection detracted from performance on all the Portfolios over the six-month reporting period with the majority of the underlying funds underperforming their respective benchmarks. The weakest performers were the Goldman Sachs Core Fixed Income Fund, Goldman Sachs Local Emerging Markets Debt Fund, Goldman Sachs Emerging Markets Debt Fund and the Goldman Sachs Global Income Fund.

PORTFOLIO RESULTS

3.	CONTRIBUTION OF ASSET ALLOCATION DECISIONS

Our Global Tactical Asset Allocation (GTAA) decisions detracted from performance across all Portfolios over the reporting period. Our asset class timing decision detracted the most; the Portfolios’ overweight to global stocks hurt returns as equity markets continued to retreat over the last six months.

■	Goldman Sachs Retirement Strategy 2010 Portfolio — During the six-month period ended February 28, 2009, the Portfolio’s Class A, Institutional, Service, IR and R Shares generated cumulative total returns of −32.35%, −32.26%, −32.36%, −32.24% and −32.46% respectively.

■	Goldman Sachs Retirement Strategy 2015 Portfolio — During the six-month period ended February 28, 2009, the Portfolio’s Class A, Institutional, Service, IR and R Shares generated cumulative total returns of −35.53%, −35.52%, −35.62%, −35.50% and −35.71% respectively.

■	Goldman Sachs Retirement Strategy 2020 Portfolio — During the six-month period ended February 28, 2009, the Portfolio’s Class A, Institutional, Service, IR and R Shares generated cumulative total returns of −38.40%, −38.36%, −38.46%, −38.35% and −38.44% respectively.

■	Goldman Sachs Retirement Strategy 2030 Portfolio — During the six-month period ended February 28, 2009, the Portfolio’s Class A, Institutional, Service, IR and R Shares generated cumulative total returns of −41.82%, −41.72%, −41.81%, −41.71% and −41.79% respectively.

■	Goldman Sachs Retirement Strategy 2040 Portfolio — During the six-month period ended February 28, 2009, the Portfolio’s Class A, Institutional, Service, IR and R Shares generated cumulative total returns of −43.12%, −42.99%, −43.16%, −42.98% and −43.20% respectively.

■	Goldman Sachs Retirement Strategy 2050 Portfolio — During the six-month period ended February 28, 2009, the Portfolio’s Class A, Institutional, Service, IR and R Shares generated cumulative total returns of −44.24%, −44.20%, −44.41%, −44.31% and −44.40% respectively.

We hope this summary has been helpful to you in your understanding of how we manage your Portfolio. We thank you for the confidence you have placed in us and we look forward to your continued support.

Goldman Sachs Quantitative Investment Strategies Group

March 16, 2009

FUND BASICS

Retirement Strategy 2010 Portfolio
as of February 28, 2009

PERFORMANCE REVIEW

September 1, 2008–February 28, 2009	Portfolio Total Return (based on NAV)[1]

Class A	-32.35%
Institutional	-32.26
Service	-32.36
Class IR	-32.24
Class R	-32.46

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 12/31/08	One Year	Since Inception	Inception Date

Class A	-34.53%	-26.31%	9/5/07
Institutional	-30.31	-22.70	9/5/07
Service	-30.65	-23.08	9/5/07
Class IR	-30.48	-28.93	11/30/07
Class R	-30.75	-29.28	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.19%	2.66%
Institutional	0.79	2.26
Service	1.29	2.76
Class IR	0.94	2.41
Class R	1.44	2.91

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund Fees and Expenses. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

FUND WEIGHTINGS4

Percentage of Net Assets

[4]	The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the portfolio. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2015 Portfolio
as of February 28, 2009

PERFORMANCE REVIEW

September 1, 2008–February 28, 2009	Portfolio Total Return (based on NAV)[1]

Class A	-35.53%
Institutional	-35.52
Service	-35.62
Class IR	-35.50
Class R	-35.71

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 12/31/08	One Year	Since Inception	Inception Date

Class A	-37.20%	-28.83%	9/5/07
Institutional	-33.43	-25.48	9/5/07
Service	-33.78	-25.86	9/5/07
Class IR	-33.54	-31.92	11/30/07
Class R	-33.87	-32.26	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.21%	2.65%
Institutional	0.81	2.25
Service	1.31	2.75
Class IR	0.96	2.40
Class R	1.46	2.90

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund Fees and Expenses. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

FUND WEIGHTINGS4

Percentage of Net Assets

[4]	The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the portfolio. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2020 Portfolio
as of February 28, 2009

PERFORMANCE REVIEW

September 1, 2008–February 28, 2009	Portfolio Total Return (based on NAV)[1]

Class A	-38.40%
Institutional	-38.36
Service	-38.46
Class IR	-38.35
Class R	-38.44

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 12/31/08	One Year	Since Inception	Inception Date

Class A	-39.71%	-31.09%	9/5/07
Institutional	-35.89	-27.75	9/5/07
Service	-36.22	-28.13	9/5/07
Class IR	-35.95	-34.29	11/30/07
Class R	-36.29	-34.63	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.22%	2.63%
Institutional	0.82	2.23
Service	1.32	2.73
Class IR	0.97	2.38
Class R	1.47	2.88

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund Fees and Expenses. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

FUND WEIGHTINGS4

Percentage of Net Assets

[4]	The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the portfolio. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2030 Portfolio
as of February 28, 2009

PERFORMANCE REVIEW

September 1, 2008–February 28, 2009	Portfolio Total Return (based on NAV)[1]

Class A	-41.82%
Institutional	-41.72
Service	-41.81
Class IR	-41.71
Class R	-41.79

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 12/31/08	One Year	Since Inception	Inception Date

Class A	-42.69%	-33.84%	9/5/07
Institutional	-39.14	-30.72	9/5/07
Service	-39.47	-31.09	9/5/07
Class IR	-39.32	-37.49	11/30/07
Class R	-39.53	-37.72	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.25%	2.59%
Institutional	0.85	2.19
Service	1.35	2.69
Class IR	1.00	2.34
Class R	1.50	2.84

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund Fees and Expenses. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

FUND WEIGHTINGS4

Percentage of Net Assets

[4]	The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the portfolio. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2040 Portfolio
as of February 28, 2009

PERFORMANCE REVIEW

September 1, 2008–February 28, 2009	Portfolio Total Return (based on NAV)[1]

Class A	-43.12%
Institutional	-42.99
Service	-43.16
Class IR	-42.98
Class R	-43.20

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 12/31/08	One Year	Since Inception	Inception Date

Class A	-43.75%	-34.87%	9/5/07
Institutional	-40.28	-37.77	9/5/07
Service	-40.61	-32.14	9/5/07
Class IR	-40.29	-38.49	11/30/07
Class R	-40.61	-38.82	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.26%	2.57%
Institutional	0.86	2.17
Service	1.36	2.67
Class IR	1.01	2.32
Class R	1.51	2.82

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund Fees and Expenses. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

FUND WEIGHTINGS4

Percentage of Net Assets

[4]	The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the portfolio. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2050 Portfolio
as of February 28, 2009

PERFORMANCE REVIEW

September 1, 2008–February 28, 2009	Portfolio Total Return (based on NAV)[1]

Class A	-44.24%
Institutional	-44.20
Service	-44.41
Class IR	-44.31
Class R	-44.40

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS2

For the period ended 12/31/08	One Year	Since Inception	Inception Date

Class A	-44.52%	-35.56%	9/5/07
Institutional	-41.06	-32.50	9/5/07
Service	-41.38	-32.87	9/5/07
Class IR	-41.23	-39.39	11/30/07
Class R	-41.56	-39.72	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.
The returns represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS3

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.26%	2.58%
Institutional	0.86	2.18
Service	1.36	2.68
Class IR	1.01	2.33
Class R	1.51	2.83

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund Fees and Expenses. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

FUND WEIGHTINGS4

Percentage of Net Assets

[4]	The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the portfolio. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

Schedule of Investments
February 28, 2009 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 99.7%

Equity – 49.4%
247,519	Goldman Sachs Structured International Equity Fund – 15.5%	$1,566,797
130,451	Goldman Sachs Structured Large Cap Growth Fund – 9.6%	971,856
152,315	Goldman Sachs Structured Large Cap Value Fund – 9.3%	938,261
107,912	Goldman Sachs Structured Small Cap Equity Fund – 6.4%	642,077
146,352	Goldman Sachs Structured Emerging Markets Equity Fund – 5.6%	561,990
26,201	Goldman Sachs Structured International Small Cap Fund – 1.1%	107,161
25,124	Goldman Sachs International Real Estate Securities Fund – 1.0%	99,993
15,865	Goldman Sachs Real Estate Securities Fund – 0.9%	87,576

		4,975,711

Fixed Income – 50.3%
206,795	Goldman Sachs Inflation Protected Securities Fund – 20.5%	2,061,749
114,405	Goldman Sachs Global Income Fund – 13.8%	1,392,312
80,532	Goldman Sachs Core Fixed Income Fund – 6.5%	660,359
81,092	Goldman Sachs High Yield Fund – 4.2%	419,247
21,495	Goldman Sachs Emerging Markets Debt Fund – 1.9%	190,233
26,261	Goldman Sachs Local Emerging Markets Debt Fund – 1.8%	180,413
34,707	Goldman Sachs Commodity Strategy Fund – 1.6%	166,593

		5,070,906

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 99.7%
(Cost $14,182,741)		$10,046,617

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		32,453

NET ASSETS – 100.0%		$10,079,070

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

Schedule of Investments
February 28, 2009 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 99.8%

Equity – 58.3%
264,664	Goldman Sachs Structured International Equity Fund – 18.5%	$1,675,324
143,532	Goldman Sachs Structured Large Cap Growth Fund – 11.8%	1,069,315
167,992	Goldman Sachs Structured Large Cap Value Fund – 11.4%	1,034,833
107,214	Goldman Sachs Structured Small Cap Equity Fund – 7.1%	637,924
150,169	Goldman Sachs Structured Emerging Markets Equity Fund – 6.4%	576,650
24,909	Goldman Sachs Structured International Small Cap Fund – 1.1%	101,877
24,264	Goldman Sachs International Real Estate Securities Fund – 1.1%	96,571
15,074	Goldman Sachs Real Estate Securities Fund – 0.9%	83,207

		5,275,701

Fixed Income – 41.5%
143,923	Goldman Sachs Inflation Protected Securities Fund – 15.9%	1,434,907
91,661	Goldman Sachs Global Income Fund – 12.3%	1,115,513
72,363	Goldman Sachs High Yield Fund – 4.1%	374,115
38,250	Goldman Sachs Core Fixed Income Fund – 3.5%	313,650
20,362	Goldman Sachs Emerging Markets Debt Fund – 2.0%	180,200
24,954	Goldman Sachs Local Emerging Markets Debt Fund – 1.9%	171,437
33,133	Goldman Sachs Commodity Strategy Fund – 1.8%	159,041

		3,748,863

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 99.8%
(Cost $14,379,476)		$9,024,564

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		20,260

NET ASSETS – 100.0%		$9,044,824

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

Schedule of Investments
February 28, 2009 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.0%

Equity – 67.0%
332,491	Goldman Sachs Structured International Equity Fund – 21.5%	$2,104,671
184,715	Goldman Sachs Structured Large Cap Growth Fund – 14.0%	1,376,130
216,089	Goldman Sachs Structured Large Cap Value Fund – 13.6%	1,331,106
124,957	Goldman Sachs Structured Small Cap Equity Fund – 7.6%	743,492
178,580	Goldman Sachs Structured Emerging Markets Equity Fund – 7.0%	685,747
28,399	Goldman Sachs Structured International Small Cap Fund – 1.2%	116,151
28,372	Goldman Sachs International Real Estate Securities Fund – 1.1%	112,921
17,245	Goldman Sachs Real Estate Securities Fund – 1.0%	95,190

		6,565,408

Fixed Income – 33.0%
114,870	Goldman Sachs Inflation Protected Securities Fund – 11.7%	1,145,256
68,017	Goldman Sachs Global Income Fund – 8.4%	827,763
70,863	Goldman Sachs High Yield Fund – 3.7%	366,363
38,109	Goldman Sachs Core Fixed Income Fund – 3.2%	312,491
23,161	Goldman Sachs Emerging Markets Debt Fund – 2.1%	204,976
28,439	Goldman Sachs Local Emerging Markets Debt Fund – 2.0%	195,379
38,341	Goldman Sachs Commodity Strategy Fund – 1.9%	184,037

		3,236,265

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 100.0%
(Cost $15,930,647)		$9,801,673

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(120)

NET ASSETS – 100.0%		$9,801,553

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

Schedule of Investments
February 28, 2009 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 99.8%

Equity – 78.9%
454,324	Goldman Sachs Structured International Equity Fund – 25.6%	$2,875,872
256,651	Goldman Sachs Structured Large Cap Growth Fund – 17.0%	1,912,049
301,045	Goldman Sachs Structured Large Cap Value Fund – 16.5%	1,854,435
157,035	Goldman Sachs Structured Small Cap Equity Fund – 8.3%	934,358
229,884	Goldman Sachs Structured Emerging Markets Equity Fund – 7.8%	882,756
36,417	Goldman Sachs International Real Estate Securities Fund – 1.3%	144,941
34,634	Goldman Sachs Structured International Small Cap Fund – 1.3%	141,651
21,658	Goldman Sachs Real Estate Securities Fund – 1.1%	119,552

		8,865,614

Fixed Income – 20.9%
52,274	Goldman Sachs Inflation Protected Securities Fund – 4.6%	521,172
33,869	Goldman Sachs Global Income Fund – 3.7%	412,188
44,486	Goldman Sachs Core Fixed Income Fund – 3.3%	364,785
66,514	Goldman Sachs High Yield Fund – 3.1%	343,878
27,104	Goldman Sachs Emerging Markets Debt Fund – 2.1%	239,865
48,009	Goldman Sachs Commodity Strategy Fund – 2.1%	230,445
33,413	Goldman Sachs Local Emerging Markets Debt Fund – 2.0%	229,549

		2,341,882

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 99.8%
(Cost $18,425,944)		$11,207,496

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		22,471

NET ASSETS – 100.0%		$11,229,967

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

Schedule of Investments
February 28, 2009 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 99.9%

Equity – 84.8%
361,817	Goldman Sachs Structured International Equity Fund – 28.1%	$2,290,303
197,145	Goldman Sachs Structured Large Cap Growth Fund – 18.0%	1,468,730
232,297	Goldman Sachs Structured Large Cap Value Fund – 17.5%	1,430,951
119,436	Goldman Sachs Structured Small Cap Equity Fund – 8.7%	710,648
178,055	Goldman Sachs Structured Emerging Markets Equity Fund – 8.4%	683,732
31,261	Goldman Sachs International Real Estate Securities Fund – 1.5%	124,418
26,140	Goldman Sachs Structured International Small Cap Fund – 1.3%	106,912
18,637	Goldman Sachs Real Estate Securities Fund – 1.3%	102,875

		6,918,569

Fixed Income – 15.1%
28,368	Goldman Sachs Global Income Fund – 4.2%	345,239
36,781	Goldman Sachs Core Fixed Income Fund – 3.7%	301,601
37,370	Goldman Sachs Commodity Strategy Fund – 2.2%	179,377
32,904	Goldman Sachs High Yield Fund – 2.1%	170,112
13,456	Goldman Sachs Emerging Markets Debt Fund – 1.5%	119,089
16,639	Goldman Sachs Local Emerging Markets Debt Fund – 1.4%	114,308

		1,229,726

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 99.9%
(Cost $14,442,323)		$8,148,295

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		10,169

NET ASSETS – 100.0%		$8,158,464

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

Schedule of Investments
February 28, 2009 (Unaudited)

Shares	Description	Value

INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 99.7%

Equity – 89.9%
267,516	Goldman Sachs Structured International Equity Fund – 30.1%	$1,693,377
143,401	Goldman Sachs Structured Large Cap Growth Fund – 19.0%	1,068,339
167,670	Goldman Sachs Structured Large Cap Value Fund – 18.3%	1,032,849
86,217	Goldman Sachs Structured Small Cap Equity Fund – 9.1%	512,991
129,893	Goldman Sachs Structured Emerging Markets Equity Fund – 8.9%	498,789
24,466	Goldman Sachs International Real Estate Securities Fund – 1.7%	97,376
14,648	Goldman Sachs Real Estate Securities Fund – 1.4%	80,854
18,593	Goldman Sachs Structured International Small Cap Fund – 1.4%	76,044

		5,060,619

Fixed Income – 9.8%
11,395	Goldman Sachs Global Income Fund – 2.5%	138,675
27,416	Goldman Sachs Commodity Strategy Fund – 2.3%	131,599
14,702	Goldman Sachs Core Fixed Income Fund – 2.1%	120,559
13,385	Goldman Sachs High Yield Fund – 1.2%	69,198
5,437	Goldman Sachs Emerging Markets Debt Fund – 0.9%	48,118
6,652	Goldman Sachs Local Emerging Markets Debt Fund – 0.8%	45,698

		553,847

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) – 99.7%
(Cost $11,322,918)		$5,614,466

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		16,930

NET ASSETS – 100.0%		$5,631,396

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Statements of Assets and Liabilities
February 28, 2009 (Unaudited)

Retirement
Strategy 2010
Portfolio

Assets:

Investments in securities, at value (identified cost $14,182,741, $14,379,476, $15,930,647, $18,425,944, $14,442,323 and $11,322,918, respectively)	$10,046,617
Cash	—
Receivables:
Reimbursement from adviser	105,448
Investment securities sold	12,848
Dividends	10,818
Portfolio shares sold	10,280

Total assets	10,186,011

Liabilities:

Due to Custodian	12,848
Payables:
Investment securities purchased	9,902
Amounts owed to affiliates	2,349
Portfolio shares redeemed	323
Accrued expenses	81,519

Total liabilities	106,941

Net Assets:

Paid-in capital	15,785,752
Accumulated undistributed (distributions in excess of) net investment income	474
Accumulated net realized loss from investment transactions	(1,571,032)
Net unrealized loss on investments	(4,136,124)

NET ASSETS	$10,079,070

Net Assets:
Class A	$3,759,221
Institutional	6,301,358
Service	6,272
Class IR	6,123
Class R	6,096

Total Net Assets	$10,079,070

Shares Outstanding $0.001 par value (unlimited shares authorized):
Class A	644,892
Institutional	1,076,726
Service	1,071
Class IR	1,047
Class R	1,042

Net asset value, offering and redemption price per share:(a)
Class A	$5.83
Institutional	5.85
Service	5.86
Class IR	5.85
Class R	5.85

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Retirement Strategy 2010, Retirement Strategy 2015, Retirement Strategy 2020, Retirement Strategy 2030, Retirement Strategy 2040 and Retirement Strategy 2050 Portfolios is $6.17, $5.71, $5.42, $4.95, $4.75 and $4.66, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement	Retirement	Retirement	Retirement	Retirement
Strategy 2015	Strategy 2020	Strategy 2030	Strategy 2040	Strategy 2050
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$9,024,564	$9,801,673	$11,207,496	$8,148,295	$5,614,466
—	—	8,707	—	—
105,991	108,854	109,099	107,701	107,127
9,786	—	—	9,703	8,667
7,904	7,725	7,358	3,886	1,615
1,628	3,136	10,766	2,367	1,345

9,149,873	9,921,388	11,343,426	8,271,952	5,733,220

9,786	2,814	—	9,703	8,667
7,230	7,057	15,464	3,594	1,489
1,801	1,622	2,266	1,208	425
—	22,021	9,449	13,213	5,800
86,232	86,321	86,280	85,770	85,443

105,049	119,835	113,459	113,488	101,824

15,285,682	16,698,392	19,641,468	15,289,118	11,823,360
15,286	83,654	(11,225)	28,848	94,846
(901,232)	(851,519)	(1,181,828)	(865,474)	(578,358)
(5,354,912)	(6,128,974)	(7,218,448)	(6,294,028)	(5,708,452)

$9,044,824	$9,801,553	$11,229,967	$8,158,464	$5,631,396

$2,570,519	$4,184,869	$6,000,252	$3,118,904	$748,087
6,456,983	5,600,325	5,214,579	5,024,879	4,869,009
5,869	5,536	5,114	4,958	4,829
5,745	5,429	5,027	4,877	4,751
5,708	5,394	4,995	4,846	4,720

$9,044,824	$9,801,553	$11,229,967	$8,158,464	$5,631,396

476,209	818,029	1,281,663	694,317	170,128
1,192,628	1,090,988	1,110,960	1,115,766	1,104,614
1,083	1,077	1,088	1,100	1,094
1,062	1,058	1,072	1,084	1,079
1,055	1,050	1,064	1,076	1,070

$5.40	$5.12	$4.68	$4.49	$4.40
5.41	5.13	4.69	4.50	4.41
5.42	5.14	4.70	4.51	4.41
5.41	5.13	4.69	4.50	4.40
5.41	5.14	4.70	4.50	4.41

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Statements of Operations
For the Six Months Ended February 28, 2009 (Unaudited)

Retirement
Strategy 2010
Portfolio

Investment income:

Dividends from Underlying Funds	$276,197

Expenses:

Professional fees	71,646
Registration fees	60,756
Custody and accounting fees	21,266
Printing fees	17,133
Trustee fees	8,016
Management fees	7,742
Amortization of offering costs	5,337
Transfer Agent fees(a)	4,415
Distribution and Service fees(a)	3,918
Service share fees — Service Plan	9
Service share fees — Shareholder Administration Plan	9
Other	6,337

Total expenses	206,584

Less — expense reductions	(192,352)

Net expenses	14,232

NET INVESTMENT INCOME	261,965

Realized and unrealized gain (loss) from investment transactions:

Capital gain distributions from Underlying Funds	36,707
Net realized loss from investment transactions	(1,422,091)
Net change in unrealized loss on investments	(2,980,062)

Net realized and unrealized loss from investment transactions	(4,365,446)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,103,481)

(a) Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees		Transfer Agent Fees
Portfolio	Class A	Class R	Class A	Institutional	Service	Class IR	Class R

Retirement Strategy 2010	$3,901	$17	$2,964	$1,437	$2	$6	$6
Retirement Strategy 2015	2,695	17	2,048	1,488	2	6	6
Retirement Strategy 2020	4,197	16	3,190	1,328	2	6	6
Retirement Strategy 2030	5,657	15	4,299	1,263	2	6	6
Retirement Strategy 2040	2,529	15	1,922	1,234	2	6	6
Retirement Strategy 2050	653	15	498	1,215	2	6	6

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement	Retirement	Retirement	Retirement	Retirement
Strategy 2015	Strategy 2020	Strategy 2030	Strategy 2040	Strategy 2050
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$255,800	$268,286	$291,128	$217,240	$177,411

71,646	71,646	71,646	71,646	71,646
60,649	61,275	61,033	60,782	60,433
21,286	21,162	21,276	21,118	21,063
17,612	17,582	17,552	16,864	16,396
8,016	8,016	8,016	8,016	8,016
7,212	7,515	8,144	6,160	4,966
3,107	3,113	3,096	3,092	3,092
3,550	4,532	5,576	3,170	1,727
2,712	4,213	5,672	2,544	668
9	8	8	8	8
9	8	8	8	8
6,333	6,325	6,912	6,273	6,301

202,141	205,395	208,939	199,681	194,324

(190,381)	(190,926)	(191,490)	(189,270)	(188,138)

11,760	14,469	17,449	10,411	6,186

244,040	253,817	273,679	206,829	171,225

30,573	31,016	32,148	25,198	21,949
(753,593)	(677,187)	(887,132)	(717,522)	(378,611)
(3,937,723)	(4,565,898)	(5,441,892)	(4,416,726)	(3,971,932)

(4,660,743)	(5,212,069)	(6,296,876)	(5,109,050)	(4,328,594)

$(4,416,703)	$(4,958,252)	$(6,023,197)	$(4,902,221)	$(4,157,369)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Statements of Changes in Net Assets

	Retirement Strategy 2010 Portfolio		Retirement Strategy 2015 Portfolio
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Period	Ended	Period
	February 28,	Ended	February 28,	Ended
	2009	August 31,	2009	August 31,
	(Unaudited)	2008(a)	(Unaudited)	2008(a)

From operations:

Net investment income	$261,965	$283,587	$244,040	$266,915
Net realized gain (loss) from investment transactions and capital gain distributions from Underlying Funds	(1,385,384)	50,673	(723,020)	159,805
Net change in unrealized loss on investments	(2,980,062)	(1,156,062)	(3,937,723)	(1,417,189)

Net decrease in net assets resulting from operations	(4,103,481)	(821,802)	(4,416,703)	(990,469)

Distributions to shareholders:

From net investment income
Class A Shares	(136,700)	(211)	(78,576)	(224)
Institutional Shares	(250,425)	(219,004)	(248,801)	(235,927)
Service Shares	(206)	(204)	(185)	(220)
Class IR Shares(b)	(231)	(213)	(210)	(230)
Class R Shares(b)	(187)	(209)	(168)	(226)
From net realized gains
Class A Shares	(43,371)	(57)	(52,446)	(61)
Institutional Shares	(76,359)	(55,899)	(157,190)	(60,778)
Service Shares	(77)	(56)	(145)	(61)
Class IR Shares(b)	(74)	(54)	(142)	(59)
Class R Shares(b)	(74)	(55)	(141)	(59)

Total distributions to shareholders	(507,704)	(275,962)	(538,004)	(297,845)

From share transactions:

Net proceeds from sales of shares	5,044,464	12,597,825	2,496,541	12,965,007
Reinvestment of distributions	507,704	275,962	538,003	297,845
Cost of shares redeemed	(1,789,321)	(848,615)	(658,249)	(351,302)

Net increase in net assets resulting from share transactions	3,762,847	12,025,172	2,376,295	12,911,550

TOTAL INCREASE (DECREASE)	(848,338)	10,927,408	(2,578,412)	11,623,236

Net assets:

Beginning of period	10,927,408	—	11,623,236	—

End of period	$10,079,070	$10,927,408	$9,044,824	$11,623,236

Accumulated undistributed (distributions in excess of) net investment income	$474	$126,258	$15,286	$99,186

(a)	All Portfolios commenced operations on September 5, 2007.
(b)	Commenced operations on November 30, 2007.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement Strategy 2020 Portfolio		Retirement Strategy 2030 Portfolio		Retirement Strategy 2040 Portfolio		Retirement Strategy 2050 Portfolio
For the		For the		For the		For the
Six Months	For the	Six Months	For the	Six Months	For the	Six Months	For the
Ended	Period	Ended	Period	Ended	Period	Ended	Period
February 28,	Ended	February 28,	Ended	February 28,	Ended	February 28,	Ended
2009	August 31,	2009	August 31,	2009	August 31,	2009	August 31,
(Unaudited)	2008(a)	(Unaudited)	2008(a)	(Unaudited)	2008(a)	(Unaudited)	2008(a)

$253,817	$256,829	$273,679	$239,806	$206,829	$226,463	$171,225	$212,537
(646,171)	172,329	(854,984)	100,532	(692,324)	267,564	(356,662)	212,925
(4,565,898)	(1,563,076)	(5,441,892)	(1,776,556)	(4,416,726)	(1,877,302)	(3,971,932)	(1,736,520)

(4,958,252)	(1,133,918)	(6,023,197)	(1,436,218)	(4,902,221)	(1,383,275)	(4,157,369)	(1,311,058)

(88,896)	(1,048)	(153,889)	(392)	(51,927)	(339)	(7,972)	(305)
(172,013)	(238,922)	(199,389)	(251,596)	(179,007)	(257,085)	(104,514)	(263,073)
(128)	(223)	(156)	(236)	(137)	(242)	(62)	(247)
(154)	(233)	(182)	(247)	(163)	(252)	(90)	(258)
(112)	(229)	(141)	(242)	(122)	(248)	(49)	(254)

(87,087)	(284)	(127,234)	(106)	(69,639)	(91)	(22,303)	(82)
(154,511)	(62,475)	(154,586)	(65,369)	(220,531)	(66,567)	(257,663)	(67,664)
(154)	(63)	(154)	(66)	(221)	(67)	(258)	(68)
(150)	(61)	(151)	(64)	(216)	(65)	(252)	(66)
(150)	(61)	(151)	(64)	(216)	(65)	(252)	(66)

(503,355)	(303,599)	(636,033)	(318,382)	(522,179)	(325,021)	(393,415)	(332,083)

3,325,342	13,863,612	5,231,225	15,266,602	2,814,322	12,281,386	664,487	10,593,819
501,968	303,599	635,912	318,382	522,050	325,021	393,415	332,083
(679,126)	(614,718)	(589,472)	(1,218,852)	(290,307)	(361,312)	(118,550)	(39,933)

3,148,184	13,552,493	5,277,665	14,366,132	3,046,065	12,245,095	939,352	10,885,969

(2,313,423)	12,114,976	(1,381,565)	12,611,532	(2,378,335)	10,536,799	(3,611,432)	9,242,828

12,114,976	—	12,611,532	—	10,536,799	—	9,242,828	—

$9,801,553	$12,114,976	$11,229,967	$12,611,532	$8,158,464	$10,536,799	$5,631,396	$9,242,828

$83,654	$91,140	$(11,225)	$68,853	$28,848	$53,375	$94,846	$36,308

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements
February 28, 2009 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following are Goldman Sachs Portfolios included in this report (collectively, the “Portfolios” or individually a “Portfolio”), the share classes offered by each Portfolio and each Portfolios’ diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/Non-diversified

Retirement Strategy 2010, Retirement Strategy 2015, Retirement Strategy 2020, Retirement Strategy 2030, Retirement Strategy 2040 and Retirement Strategy 2050	A, Institutional, Service, IR and R Shares	Diversified

Class A Shares of the Portfolios are sold with a front-end sales charge of up to 5.50%. Institutional, Service, Class IR and Class R Shares are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”), serves as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of such sales charges it receives as Distributor.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs, serves as investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect amounts. Actual results could differ from those estimates.

A. Investment Valuation — The investment valuation policy of the Portfolios as well as the Underlying Funds is to value investments at market value. Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which GSAM and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) by the Underlying Funds are valued at the NAV on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value,

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees.
The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

B. Security Transactions and Investment Income — Purchases and sales of the Underlying Funds are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of the Underlying Funds are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recognized on the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Portfolio based upon the relative proportion of net assets of each class.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on a straight-line and/or “pro-rata” basis depending upon the nature of the expense. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D. Offering Costs — Offering costs paid in connection with the offering of shares of the Portfolios are amortized on a straight-line basis over 12 months from the date of commencement of operations.

E. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distributions	Capital Gains Distributions
Portfolio	Declared & Paid	Declared & Paid

Retirement Strategy 2010, Retirement Strategy 2015, Retirement Strategy 2020, Retirement Strategy 2030, Retirement Strategy 2040 and Retirement Strategy 2050	Annually	Annually

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from GAAP. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital.
GSAM has reviewed the tax positions for the Portfolios for the open tax year (tax year ended August 31, 2008) and determined that they did not have a material impact on the Portfolios’ financial statements.

3. AGREEMENTS

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Board of Trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets. GSAM has voluntarily agreed to waive a portion of the Management fee equal to 0.05% of each Portfolio’s average daily net assets.

B. Distribution Agreement and Service Plans — The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% and 0.50% of each Portfolio’s average daily net assets attributable to Class A and Class R Shares, respectively. With respect to Class A and Class R Shares, the distributor at its discretion may use compensation for distribution services paid under the Plans to compensate service organizations for personal and account maintenance services and expenses so long as such total compensation under the Plans does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.
Goldman Sachs may retain a portion of the Class A sales load. During the six months ended February 28, 2009, Goldman Sachs advised the Portfolios that it retained the following approximate amounts:

Sales Load
Portfolio	Class A

Retirement Strategy 2010	$1,100

Retirement Strategy 2015	100

Retirement Strategy 2020	1,000

Retirement Strategy 2030	700

Retirement Strategy 2040	1,200

Retirement Strategy 2050	200

C. Transfer Agency Agreement — Goldman Sachs also serves as the Transfer Agent of the Portfolios for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class IR and Class R Shares and 0.04% of the average daily net assets for Institutional and Service Shares.

D. Service Plans and Shareholder Administration Plans — The Trust, on behalf of each Portfolio, has adopted a Service Plan and a Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

3. AGREEMENTS (continued)

services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations in an amount equal to, on an annual basis, 0.25% of the average daily net assets of the Service Shares (0.50% in aggregate).

E. Other Agreements — GSAM has voluntarily agreed to limit certain “Other Expenses” of the Portfolios (excluding Management fees, Distribution and Service fees, Transfer Agent fees and expenses, Service Share fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting costs and other extraordinary expenses, exclusive of transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.014% of each Portfolio’s average daily net assets. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. In addition, the Portfolios have entered into certain offset arrangements with the transfer agent resulting in a reduction in the Portfolios’ expenses.
For the six months ended February 28, 2009, these expense reductions, including any Management Fee waivers and Other Expense reimbursements, were as follows (in thousands):

	Management	Other Expense	Total Expense
Portfolio	Fee Waiver	Reimbursement	Reductions

Retirement Strategy 2010	$2	$190	$192

Retirement Strategy 2015	2	188	190

Retirement Strategy 2020	3	188	191

Retirement Strategy 2030	2	189	191

Retirement Strategy 2040	2	187	189

Retirement Strategy 2050	2	186	188

As of February 28, 2009, the amounts owed to affiliates were as follows (in thousands):

	Management	Distribution and		Transfer
Portfolio	Fees	Service Fees		Agent Fees		Total

Retirement Strategy 2010	$1	$1		$—	*	$2

Retirement Strategy 2015	1	—	*	1		2

Retirement Strategy 2020	—	1		1		2

Retirement Strategy 2030	—	1		1		2

Retirement Strategy 2040	—	1		—	*	1

Retirement Strategy 2050	—	—	*	—	*	—	*

*	Amount is less than $500.

F. Line of Credit Facility — The Portfolios participate in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or affiliates. Pursuant to the terms of the facility, the Portfolios and other borrowers may increase the credit amount by an additional $300,000,000, for a total of up to $1 billion. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2009, the Portfolios did not have any borrowings under the facility.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

4. FAIR VALUE OF INVESTMENTS

For the six months ended February 28, 2009, the Portfolios adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Basis of Fair Value Measurement

Level 1 —	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 —	Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 —	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following is a summary of the levels within the fair value hierarchy in which the Portfolios invest. All amounts in the following table reflect Investments in Securities Long-Assets:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Strategy	Strategy	Strategy	Strategy	Strategy	Strategy
Level	2010	2015	2020	2030	2040	2050

Level 1	$10,046,617	$9,024,564	$9,801,673	$11,207,496	$8,148,295	$5,614,466
Level 2	—	—	—	—	—	—
Level 3	—	—	—	—	—	—

Total	$10,046,617	$9,024,564	$9,801,673	$11,207,496	$8,148,295	$5,614,466

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of the Underlying Funds for the six months ended February 28, 2009, were as follows:

Portfolio	Purchases	Sales and Maturities

Retirement Strategy 2010	$6,272,861	$2,775,768

Retirement Strategy 2015	3,659,182	1,599,585

Retirement Strategy 2020	4,259,814	1,361,363

Retirement Strategy 2030	6,442,893	1,550,298

Retirement Strategy 2040	3,933,792	1,220,345

Retirement Strategy 2050	1,411,372	721,156

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

6. TAX INFORMATION

At February 28, 2009, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Strategy	Strategy	Strategy	Strategy	Strategy	Strategy
	2010	2015	2020	2030	2040	2050

Tax Cost	$14,364,056	$14,557,036	$16,135,504	$18,752,538	$14,615,287	$11,544,511

Gross unrealized gain	—	—	—	—	—	—
Gross unrealized loss	(4,317,439)	(5,532,472)	(6,333,831)	(7,545,042)	(6,466,992)	(5,930,045)

Net unrealized security loss	$(4,317,439)	$(5,532,472)	$(6,333,831)	$(7,545,042)	$(6,466,992)	$(5,930,045)

The difference between book-basis and tax-basis unrealized losses were attributable primarily to wash sales and differences related to the tax treatment of return of capital distributions from Underlying Fund investments as of the most recent fiscal year end.

7. OTHER RISKS

Indemnifications — Under the Trust’s organizational documents, its Board of Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Portfolios that have not yet occurred. However, the Portfolios believe the risk of loss under these arrangements to be remote.

Market and Credit Risks — In the normal course of business, the Portfolios trade Underlying Funds and other financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event of the failure of an issuer to perform or that an institution or entity with which the Portfolios have unsettled or open transaction defaults.

Portfolios’ Shareholder Concentration — The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of each Underlying Fund’s net assets. As of February 28, 2009, none of the Portfolios were the owners of record of 5% or more of the total outstanding voting shares of the Underlying Funds. As of February 28, 2009, Goldman Sachs Group, Inc. was the beneficial owner of the outstanding shares of the Portfolios as follows:

Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
Strategy 2010	Strategy 2015	Strategy 2020	Strategy 2030	Strategy 2040	Strategy 2050

63%	65%	57%	46%	61%	87%

8. SUBSEQUENT EVENT

Liquidation of Service Shares — At a meeting held on March 12, 2009, the Board of Trustees approved a proposal to liquidate the Portfolios’ Service Shares which were subsequently liquidated on March 13, 2009.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Retirement Strategy 2010 Portfolio

	For the Six Months Ended
	February 28, 2009		For the Period Ended
	(Unaudited)		August 31, 2008(a)

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	695,470	$5,044,180	268,990	$2,585,805
Reinvestment of distributions	27,832	180,071	27	268
Shares redeemed	(256,006)	(1,789,307)	(91,421)	(848,615)

	467,296	3,434,944	177,596	1,737,458

Institutional Shares
Shares sold	42	257	998,195	9,982,010
Reinvestment of distributions	50,352	326,784	28,137	274,903
Shares redeemed	—	—	—	—

	50,394	327,041	1,026,332	10,256,913

Service Shares
Shares sold	—	—	1,001	10,010
Reinvestment of distributions	43	282	27	259
Shares redeemed	—	—	—	—

	43	282	1,028	10,269

Class IR Shares(b)
Shares sold	1	7	973	10,000
Reinvestment of distributions	47	305	27	268
Shares redeemed	(1)	(7)	—	—

	47	305	1,000	10,268

Class R Shares(b)
Shares sold	3	20	973	10,000
Reinvestment of distributions	40	262	27	264
Shares redeemed	(1)	(7)	—	—

	42	275	1,000	10,264

NET INCREASE	517,822	$3,762,847	1,206,956	$12,025,172

(a)	All Portfolios commenced operations on September 5, 2007.

(b)	Commenced operations on November 30, 2007.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement Strategy 2015 Portfolio				Retirement Strategy 2020 Portfolio

For the Six Months Ended				For the Six Months Ended
February 28, 2009		For the Period Ended		February 28, 2009		For the Period Ended
(Unaudited)		August 31, 2008(a)		(Unaudited)		August 31, 2008(a)

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

352,173	$2,394,027	235,056	$2,194,987	553,546	$3,301,979	416,953	$3,833,592
21,550	131,022	29	282	30,083	175,983	138	1,332
(93,995)	(658,221)	(38,604)	(351,302)	(114,623)	(679,101)	(68,068)	(614,718)

279,728	1,866,828	196,481	1,843,967	469,006	2,798,861	349,023	3,220,206

17,347	102,500	1,078,170	10,740,010	4,397	23,351	1,000,034	10,000,010
66,556	405,991	30,556	296,706	55,390	325,138	31,168	301,396
(1)	(7)	—	—	(1)	(6)	—	—

83,902	508,484	1,108,726	11,036,716	59,786	348,483	1,031,202	10,301,406

—	—	1,001	10,010	—	—	1,001	10,010
54	330	29	281	48	281	29	286
(1)	(7)	—	—	(1)	(7)	—	—

53	323	1,030	10,291	47	274	1,030	10,296

1	7	975	10,000	1	6	976	10,000
57	351	30	290	52	304	30	295
(1)	(7)	—	—	(1)	(6)	—	—

57	351	1,005	10,290	52	304	1,006	10,295

1	7	975	10,000	1	6	976	10,000
51	309	29	286	44	262	30	290
(1)	(7)	—	—	(1)	(6)	—	—

51	309	1,004	10,286	44	262	1,006	10,290

363,791	$2,376,295	1,308,246	$12,911,550	528,935	$3,148,184	1,383,267	$13,552,493

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

9. SUMMARY OF SHARE TRANSACTION (continued)

Share activity is as follows (continued):

	Retirement Strategy 2030 Portfolio

	For the Six Months Ended
	February 28, 2009		For the Period Ended
	(Unaudited)		August 31, 2008(a)

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	898,015	$5,163,515	574,999	$5,234,582
Reinvestment of distributions	51,466	281,002	52	498
Shares redeemed	(107,124)	(589,448)	(135,745)	(1,218,852)

	842,357	4,855,069	439,306	4,016,228

Institutional Shares
Shares sold	12,818	67,698	1,000,414	10,002,010
Reinvestment of distributions	64,712	353,974	33,017	316,964
Shares redeemed	(1)	(6)	—	—

	77,529	421,666	1,033,431	10,318,974

Service Shares
Shares sold	—	—	1,001	10,010
Reinvestment of distributions	57	311	31	302
Shares redeemed	(1)	(6)	—	—

	56	305	1,032	10,312

Class IR Shares(b)
Shares sold	1	6	979	10,000
Reinvestment of distributions	61	333	32	311
Shares redeemed	(1)	(6)	—	—

	61	333	1,011	10,311

Class R Shares(b)
Shares sold	1	6	978	10,000
Reinvestment of distributions	53	292	32	307
Shares redeemed	—	(6)	—	—

	54	292	1,010	10,307

NET INCREASE	920,057	$5,277,665	1,475,790	$14,366,132

(a)	All Portfolios commenced operations on September 5, 2007.

(b)	Commenced operations on November 30, 2007.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement Strategy 2040 Portfolio				Retirement Strategy 2050 Portfolio

For the Six Months Ended				For the Six Months Ended
February 28, 2009		For the Period Ended		February 28, 2009		For the Period Ended
(Unaudited)		August 31, 2008(a)		(Unaudited)		August 31, 2008(a)

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

513,479	$2,765,710	248,748	$2,252,241	125,176	$658,323	64,364	$566,970
22,956	121,437	45	430	5,778	30,275	41	385
(49,333)	(278,402)	(41,578)	(361,312)	(20,519)	(118,526)	(4,712)	(39,933)

487,102	2,608,745	207,215	1,891,359	110,435	570,072	59,693	527,422

9,069	48,600	1,000,153	9,999,135	1,199	6,152	999,798	9,996,839
75,101	399,539	33,820	323,652	68,986	362,177	34,632	330,738
(2,377)	(11,887)	—	—	(1)	(6)	—	—

81,793	436,252	1,033,973	10,322,787	70,184	368,323	1,034,430	10,327,577

—	—	1,001	10,010	—	—	1,001	10,010
68	357	32	308	61	320	33	315
(1)	(6)	—	—	(1)	(6)	—	—

67	351	1,033	10,318	60	314	1,034	10,325

1	6	980	10,000	1	6	980	10,000
71	379	33	318	66	342	33	325
(1)	(6)	—	—	(1)	(6)	—	—

71	379	1,013	10,318	66	342	1,013	10,325

1	6	979	10,000	1	6	979	10,000
64	338	33	313	57	301	34	320
(1)	(6)	—	—	(1)	(6)	—	—

64	338	1,012	10,313	57	301	1,013	10,320

569,097	$3,046,065	1,244,246	$12,245,095	180,802	$939,352	1,097,183	$10,885,969

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(b)		loss	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2009 - A	$9.03	$0.17	(a)	$(3.06)	$(2.89)	$(0.24)	$(0.07)	$(0.31)
2009 - Institutional	9.06	0.17	(a)	(3.06)	(2.89)	(0.25)	(0.07)	(0.32)
2009 - Service	9.03	0.15	(a)	(3.05)	(2.90)	(0.20)	(0.07)	(0.27)
2009 - IR	9.04	0.17	(a)	(3.05)	(2.88)	(0.24)	(0.07)	(0.31)
2009 - R	9.01	0.15	(a)	(3.05)	(2.90)	(0.19)	(0.07)	(0.26)

FOR THE PERIOD ENDED AUGUST 31,

2008 - A (Commenced September 5, 2007)	10.00	0.30		(1.01)	(0.71)	(0.20)	(0.06)	(0.26)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.32		(0.98)	(0.66)	(0.22)	(0.06)	(0.28)
2008 - Service (Commenced September 5, 2007)	10.00	0.30		(1.01)	(0.71)	(0.20)	(0.06)	(0.26)
2008 - IR (Commenced November 30, 2007)	10.28	0.32		(1.28)	(0.96)	(0.22)	(0.06)	(0.28)
2008 - R (Commenced November 30, 2007)	10.28	0.31		(1.31)	(1.00)	(0.21)	(0.06)	(0.27)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

					Ratios assuming no
					expense reductions
				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income	total expenses	income (loss)	Portfolio
value, end	Total	period	to average	to average	to average	to average	turnover
of period	return(c)	(in 000s)	net assets(d)(e)	net assets(b)(e)	net assets(d)(e)	net assets(b)(e)	rate

$5.83	(32.35)%	$3,759	0.55%	5.34%	4.28%	1.61%	27%
5.85	(32.26)	6,301	0.15	4.96	3.88	1.23	27
5.86	(32.36)	6	0.65	4.46	4.38	0.73	27
5.85	(32.24)	6	0.30	4.82	4.03	1.09	27
5.85	(32.46)	6	0.80	4.33	4.53	0.60	27

9.03	(7.27)	1,604	0.55	2.59	3.54	(0.40)	41
9.06	(6.85)	9,296	0.15	2.74	3.14	(0.25)	41
9.03	(7.31)	9	0.65	2.25	3.64	(0.74)	41
9.04	(9.58)	9	0.30	2.37	3.29	(0.62)	41
9.01	(9.92)	9	0.80	2.30	3.79	(0.69)	41

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(b)		loss	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2009 - A	$8.86	$0.16	(a)	$(3.27)	$(3.11)	$(0.21)	$(0.14)	$(0.35)
2009 - Institutional	8.89	0.16	(a)	(3.28)	(3.12)	(0.22)	(0.14)	(0.36)
2009 - Service	8.86	0.15	(a)	(3.27)	(3.12)	(0.18)	(0.14)	(0.32)
2009 - IR	8.87	0.16	(a)	(3.27)	(3.11)	(0.21)	(0.14)	(0.35)
2009 - R	8.84	0.14	(a)	(3.26)	(3.12)	(0.17)	(0.14)	(0.31)

FOR THE PERIOD ENDED AUGUST 31,

2008 - A (Commenced September 5, 2007)	10.00	0.30		(1.16)	(0.86)	(0.22)	(0.06)	(0.28)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.32		(1.13)	(0.81)	(0.24)	(0.06)	(0.30)
2008 - Service (Commenced September 5, 2007)	10.00	0.30		(1.16)	(0.86)	(0.22)	(0.06)	(0.28)
2008 - IR (Commenced November 30, 2007)	10.26	0.31		(1.40)	(1.09)	(0.24)	(0.06)	(0.30)
2008 - R (Commenced November 30, 2007)	10.26	0.31		(1.44)	(1.13)	(0.23)	(0.06)	(0.29)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

					Ratios assuming no
					expense reductions
				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income	total expenses	income (loss)	Portfolio
value, end	Total	period	to average	to average	to average	to average	turnover
of period	return(c)	(in 000s)	net assets(d)(e)	net assets(b)(e)	net assets(d)(e)	net assets(b)(e)	rate

$5.40	(35.53)%	$2,571	0.55%	5.23%	4.51%	1.27%	16%
5.41	(35.52)	6,457	0.15	5.03	4.11	1.07	16
5.42	(35.62)	6	0.65	4.52	4.61	0.56	16
5.41	(35.50)	6	0.30	4.89	4.26	0.93	16
5.41	(35.71)	6	0.80	4.37	4.76	0.41	16

8.86	(8.80)	1,741	0.55	2.27	3.57	(0.75)	34
8.89	(8.38)	9,855	0.15	2.60	3.17	(0.42)	34
8.86	(8.84)	9	0.65	2.17	3.67	(0.85)	34
8.87	(10.90)	9	0.30	2.79	3.32	(0.23)	34
8.84	(11.24)	9	0.80	2.25	3.82	(0.77)	34

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(b)		loss	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2009 - A	$8.74	$0.15	(a)	$(3.47)	$(3.32)	$(0.15)	$(0.15)	$(0.30)
2009 - Institutional	8.77	0.16	(a)	(3.48)	(3.32)	(0.17)	(0.15)	(0.32)
2009 - Service	8.74	0.14	(a)	(3.47)	(3.33)	(0.12)	(0.15)	(0.27)
2009 - IR	8.75	0.16	(a)	(3.48)	(3.32)	(0.15)	(0.15)	(0.30)
2009 - R	8.72	0.14	(a)	(3.46)	(3.32)	(0.11)	(0.15)	(0.26)

FOR THE PERIOD ENDED AUGUST 31,

2008 - A (Commenced September 5, 2007)	10.00	0.30		(1.27)	(0.97)	(0.23)	(0.06)	(0.29)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.31		(1.24)	(0.93)	(0.24)	(0.06)	(0.30)
2008 - Service (Commenced September 5, 2007)	10.00	0.29		(1.27)	(0.98)	(0.22)	(0.06)	(0.28)
2008 - IR (Commenced November 30, 2007)	10.25	0.31		(1.51)	(1.20)	(0.24)	(0.06)	(0.30)
2008 - R (Commenced November 30, 2007)	10.25	0.30		(1.53)	(1.23)	(0.24)	(0.06)	(0.30)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

					Ratios assuming no
					expense reductions
				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income	total expenses	income (loss)	Portfolio
value, end	Total	period	to average	to average	to average	to average	turnover
of period	return(c)	(in 000s)	net assets(d)(e)	net assets(b)(e)	net assets(d)(e)	net assets(b)(e)	rate

$5.12	(38.40)%	$4,185	0.55%	4.99%	4.36%	1.18%	13%
5.13	(38.36)	5,600	0.15	5.10	3.96	1.29	13
5.14	(38.46)	6	0.65	4.57	4.46	0.76	13
5.13	(38.35)	5	0.30	4.97	4.11	1.16	13
5.14	(38.44)	5	0.80	4.45	4.61	0.64	13

8.74	(9.94)	3,049	0.55	2.06	3.47	(0.86)	33
8.77	(9.56)	9,040	0.15	2.48	3.07	(0.44)	33
8.74	(10.02)	9	0.65	1.96	3.57	(0.96)	33
8.75	(11.97)	9	0.30	2.68	3.22	(0.24)	33
8.72	(12.31)	9	0.80	2.17	3.72	(0.75)	33

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(b)		loss	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2009 - A	$8.53	$0.14	(a)	$(3.66)	$(3.52)	$(0.18)	$(0.15)	$(0.33)
2009 - Institutional	8.55	0.16	(a)	(3.68)	(3.52)	(0.19)	(0.15)	(0.34)
2009 - Service	8.52	0.14	(a)	(3.66)	(3.52)	(0.15)	(0.15)	(0.30)
2009 - IR	8.53	0.15	(a)	(3.66)	(3.51)	(0.18)	(0.15)	(0.33)
2009 - R	8.50	0.14	(a)	(3.65)	(3.51)	(0.14)	(0.15)	(0.29)

FOR THE PERIOD ENDED AUGUST 31,

2008 - A (Commenced September 5, 2007)	10.00	0.29		(1.45)	(1.16)	(0.24)	(0.07)	(0.31)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.30		(1.43)	(1.13)	(0.25)	(0.07)	(0.32)
2008 - Service (Commenced September 5, 2007)	10.00	0.28		(1.45)	(1.17)	(0.24)	(0.07)	(0.31)
2008 - IR (Commenced November 30, 2007)	10.22	0.30		(1.67)	(1.37)	(0.25)	(0.07)	(0.32)
2008 - R (Commenced November 30, 2007)	10.22	0.29		(1.69)	(1.40)	(0.25)	(0.07)	(0.32)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

					Ratios assuming no
					expense reductions
				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income	total expenses	income (loss)	Portfolio
value, end	Total	period	to average	to average	to average	to average	turnover
of period	return(c)	(in 000s)	net assets(d)(e)	net assets(b)(e)	net assets(d)(e)	net assets(b)(e)	rate

$4.68	(41.82)%	$6,000	0.55%	4.77%	4.08%	1.24%	14%
4.69	(41.72)	5,215	0.15	5.24	3.68	1.71	14
4.70	(41.81)	5	0.65	4.71	4.18	1.18	14
4.69	(41.71)	5	0.30	5.11	3.83	1.58	14
4.70	(41.79)	5	0.80	4.59	4.33	1.06	14

8.53	(11.97)	3,747	0.55	1.91	3.42	(0.96)	39
8.55	(11.67)	8,838	0.15	2.33	3.02	(0.54)	39
8.52	(12.13)	9	0.65	1.83	3.52	(1.04)	39
8.53	(13.77)	9	0.30	2.65	3.17	(0.22)	39
8.50	(14.11)	9	0.80	2.14	3.67	(0.73)	39

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(b)		loss	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2009 - A	$8.45	$0.12	(a)	$(3.71)	$(3.59)	$(0.16)	$(0.21)	$(0.37)
2009 - Institutional	8.47	0.15	(a)	(3.73)	(3.58)	(0.18)	(0.21)	(0.39)
2009 - Service	8.45	0.14	(a)	(3.73)	(3.59)	(0.14)	(0.21)	(0.35)
2009 - IR	8.45	0.15	(a)	(3.73)	(3.58)	(0.16)	(0.21)	(0.37)
2009 - R	8.42	0.13	(a)	(3.72)	(3.59)	(0.12)	(0.21)	(0.33)

FOR THE PERIOD ENDED AUGUST 31,

2008 - A (Commenced September 5, 2007)	10.00	0.29		(1.52)	(1.23)	(0.25)	(0.07)	(0.32)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.30		(1.50)	(1.20)	(0.26)	(0.07)	(0.33)
2008 - Service (Commenced September 5, 2007)	10.00	0.28		(1.52)	(1.24)	(0.24)	(0.07)	(0.31)
2008 - IR (Commenced November 30, 2007)	10.21	0.30		(1.73)	(1.43)	(0.26)	(0.07)	(0.33)
2008 - R (Commenced November 30, 2007)	10.21	0.30		(1.77)	(1.47)	(0.25)	(0.07)	(0.32)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

					Ratios assuming no
					expense reductions
				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income	total expenses	income (loss)	Portfolio
value, end	Total	period	to average	to average	to average	to average	turnover
of period	return(c)	(in 000s)	net assets(d)(e)	net assets(b)(e)	net assets(d)(e)	net assets(b)(e)	rate

$4.49	(43.12)%	$3,119	0.55%	4.46%	5.16%	(0.15)%	14%
4.50	(42.99)	5,025	0.15	5.22	4.76	0.61	14
4.51	(43.16)	5	0.65	4.71	5.26	0.10	14
4.50	(42.98)	5	0.30	5.07	4.91	0.46	14
4.50	(43.20)	5	0.80	4.58	5.41	(0.03)	14

8.45	(12.73)	1,751	0.55	1.83	3.64	(1.26)	32
8.47	(12.43)	8,760	0.15	2.26	3.24	(0.83)	32
8.45	(12.78)	9	0.65	1.78	3.74	(1.31)	32
8.45	(14.43)	9	0.30	2.59	3.39	(0.50)	32
8.42	(14.77)	9	0.80	2.08	3.89	(1.01)	32

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(b)		loss	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2009 - A	$8.40	$0.12	(a)	$(3.78)	$(3.66)	$(0.09)	$(0.25)	$(0.34)
2009 - Institutional	8.43	0.15	(a)	(3.82)	(3.67)	(0.10)	(0.25)	(0.35)
2009 - Service	8.40	0.13	(a)	(3.81)	(3.68)	(0.06)	(0.25)	(0.31)
2009 - IR	8.41	0.15	(a)	(3.82)	(3.67)	(0.09)	(0.25)	(0.34)
2009 - R	8.38	0.13	(a)	(3.80)	(3.67)	(0.05)	(0.25)	(0.30)

FOR THE PERIOD ENDED AUGUST 31,

2008 - A (Commenced September 5, 2007)	10.00	0.29		(1.57)	(1.28)	(0.25)	(0.07)	(0.32)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.30		(1.54)	(1.24)	(0.26)	(0.07)	(0.33)
2008 - Service (Commenced September 5, 2007)	10.00	0.28		(1.56)	(1.28)	(0.25)	(0.07)	(0.32)
2008 - IR (Commenced November 30, 2007)	10.21	0.30		(1.77)	(1.47)	(0.26)	(0.07)	(0.33)
2008 - R (Commenced November 30, 2007)	10.21	0.29		(1.79)	(1.50)	(0.26)	(0.07)	(0.33)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

					Ratios assuming no
					expense reductions
				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income	total expenses	(loss)	Portfolio
value, end	Total	period	to average	to average	to average	to average	turnover
of period	return(c)	(in 000s)	net assets(d)(e)	net assets(a)(e)	net assets(d)(e)	net assets(a)(e)	rate

$4.40	(44.24)%	$748	0.55%	4.56%	6.23%	(1.12)%	10%
4.41	(44.20)	4,869	0.15	5.23	5.83	(0.45)	10
4.41	(44.41)	5	0.65	4.69	6.33	(0.99)	10
4.40	(44.31)	5	0.30	5.11	5.98	(0.57)	10
4.41	(44.40)	4	0.80	4.55	6.48	(1.13)	10

8.40	(13.18)	501	0.55	1.74	3.79	(1.50)	39
8.43	(12.77)	8,716	0.15	2.13	3.39	(1.11)	39
8.40	(13.23)	9	0.65	1.65	3.89	(1.59)	39
8.41	(14.77)	9	0.30	2.35	3.54	(0.89)	39
8.38	(15.11)	8	0.80	1.87	4.04	(1.37)	39

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Portfolio Expenses — Six Month Period Ended February 28, 2009 (Unaudited)

As a shareholder of Class A, Institutional, Service, Class IR or Class R Shares of the Portfolios you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A and Class R Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Service, Class IR and Class R Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 through February 28, 2009.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees and do not include expenses of the Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Retirement Strategy 2010 Portfolio				Retirement Strategy 2015 Portfolio				Retirement Strategy 2020 Portfolio				Retirement Strategy 2030 Portfolio				Retirement Strategy 2040 Portfolio				Retirement Strategy 2050 Portfolio
				Expenses Paid for				Expenses Paid for				Expenses Paid for				Expenses Paid for				Expenses Paid for				Expenses Paid for
	Beginning	Ending		the	Beginning Account	Ending		the	Beginning Account	Ending		the	Beginning Account	Ending		the	Beginning Account	Ending		the	Beginning	Ending		the
	Account Value	Account Value		6 months ended	Value	Account Value		6 months ended	Value	Account Value		6 months ended	Value	Account Value		6 months ended	Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	9/1/08	2/28/09		2/28/09*	9/1/08	2/28/09		2/28/09*	9/1/08	2/28/09		2/28/09*	9/1/08	2/28/09		2/28/09*	9/1/08	2/28/09		2/28/09*	9/1/08	2/28/09		2/28/09*
Class A
Actual	$1,000.00	$676.50		$2.30	$1,000.00	$644.70		$2.26	$1,000.00	$616.00		$2.22	$1,000.00	$581.80		$2.17	$1,000.00	$568.80		$2.16	$1,000.00	$557.60		$2.14
Hypothetical 5% return	1,000.00	1,022.04	+	2.78	1,000.00	1,022.04	+	2.78	1,000.00	1,022.04	+	2.78	1,000.00	1,022.04	+	2.78	1,000.00	1,022.04	+	2.78	1,000.00	1,022.04	+	2.78

Institutional
Actual	1,000.00	677.40		0.64	1,000.00	644.80		0.63	1,000.00	616.40		0.62	1,000.00	582.80		0.60	1,000.00	570.10		0.60	1,000.00	558.00		0.59
Hypothetical 5% return	1,000.00	1,024.03	+	0.77	1,000.00	1,024.03	+	0.77	1,000.00	1,024.03	+	0.77	1,000.00	1,024.03	+	0.77	1,000.00	1,024.03	+	0.77	1,000.00	1,024.03	+	0.77

Service
Actual	1,000.00	676.40		2.70	1,000.00	643.80		2.64	1,000.00	615.40		2.59	1,000.00	581.90		2.54	1,000.00	568.40		2.54	1,000.00	555.90		2.50
Hypothetical 5% return	1,000.00	1,021.57	+	3.26	1,000.00	1,021.57	+	3.26	1,000.00	1,021.57	+	3.26	1,000.00	1,021.57	+	3.26	1,000.00	1,021.57	+	3.26	1,000.00	1,021.57	+	3.26

Class IR
Actual	1,000.00	677.60		1.26	1,000.00	645.00		1.23	1,000.00	616.50		1.19	1,000.00	582.90		1.19	1,000.00	570.20		1.16	1,000.00	556.90		1.18
Hypothetical 5% return	1,000.00	1,023.29	+	1.52	1,000.00	1,023.29	+	1.52	1,000.00	1,023.29	+	1.52	1,000.00	1,023.29	+	1.52	1,000.00	1,023.29	+	1.52	1,000.00	1,023.29	+	1.52

Class R
Actual	1,000.00	675.40		3.32	1,000.00	642.90		3.28	1,000.00	615.60		3.19	1,000.00	582.10		3.13	1,000.00	568.00		3.12	1,000.00	556.00		3.08
Hypothetical 5% return	1,000.00	1,020.84	+	4.00	1,000.00	1,020.84	+	4.00	1,000.00	1,020.84	+	4.00	1,000.00	1,020.84	+	4.00	1,000.00	1,020.84	+	4.00	1,000.00	1,020.84	+	4.00

*	Expenses for each share class are calculated using the Portfolios’ annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2009. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Institutional	Service	Class IR	Class R

Retirement Strategy 2010	0.55%	0.15%	0.65%	0.30%	0.80%
Retirement Strategy 2015	0.55	0.15	0.65	0.30	0.80
Retirement Strategy 2020	0.55	0.15	0.65	0.30	0.80
Retirement Strategy 2030	0.55	0.15	0.65	0.30	0.80
Retirement Strategy 2040	0.55	0.15	0.65	0.30	0.80
Retirement Strategy 2050	0.55	0.15	0.65	0.30	0.80

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, The Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $739 billion in assets under management as of December 31, 2008 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 80 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market[1]
Fixed Income
■ Enhanced Income Fund
■ Ultra-Short Duration
Government Fund
■ Short Duration Government
Fund
■ Short Duration Tax-Free Fund
■ Municipal Income Fund
■ Government Income Fund
■ Inflation Protected Securities
Fund
■ U.S. Mortgages Fund
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Investment Grade Credit Fund
■ Global Income Fund
■ High Yield Municipal Fund
■ High Yield Fund
■ Emerging Markets Debt Fund
■ Local Emerging Markets
Debt Fund

Domestic Equity
■ Balanced Fund
■ Growth and Income Fund
■ Structured Large Cap Value Fund
■ Large Cap Value Fund
■ Structured U.S. Equity Fund
■ Structured Large Cap Growth Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Tollkeeper Fundsm
■ Mid Cap Value Fund
■ Growth Opportunities Fund
■ Small/Mid Cap Growth Fund
■ Structured Small Cap Equity Fund
■ Structured Small Cap Value Fund
■ Structured Small Cap Growth Fund
■ Small Cap Value Fund

Fund of Funds[2]■ Asset Allocation Portfolios
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Enhanced Dividend Global Equity
Portfolio
■ Tax-Advantaged Global Equity
Portfolio

Retirement Strategies[2]
International Equity
■ Structured International Equity Fund
■ Structured International Equity
Flex Fund
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ Structured International Small Cap Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Structured Emerging Markets
Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)

Specialty[2]■ U.S. Equity Dividend and Premium Fund
■ International Equity Dividend and Premium Fund
■ Structured Tax-Managed Equity Fund
■ Structured International Tax-Managed
Equity Fund
■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Absolute Return Tracker Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Individual Funds within the Fund of Funds, Retirement Strategies and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Fund of Funds, Retirement Strategies or Specialty category.

The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 32 Old Slip, 32nd Floor, New York, New York 10005

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. When available, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown may not be representative of current or future investments.

Holdings and allocations may not include the Portfolios’ entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Portfolios.

Copyright 2009 Goldman, Sachs & Co.  All rights reserved.  09-20776.MF.TMPL RTMTSAR/1K / 04-09

ITEM 2.	CODE OF ETHICS.

(a)	The information required by this Item is only required in an annual report on this Form N-CSR.

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 6, 2009

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	May 6, 2009